BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2019
BASIS OF PRESENTATION
BASIS OF PRESENTATION

SECTION 1—BASIS OF PRESENTATION

1.1—Nature of the Business and Accounting Policies

Genmab A/S is a publicly traded, international biotechnology company specializing in the creation and development of differentiated antibody therapeutics for the treatment of cancer and other diseases. Founded in 1999, the company has two approved antibodies, a broad clinical and pre-clinical product pipeline and proprietary next generation antibody technologies.

The financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB). Except as outlined in note 1.2, the financial statements have been prepared using the same accounting policies as 2018. These consolidated financial statements were approved by our Board of Directors on March 26, 2020.

Section 2—Results for the Year

2.1	Revenue
2.2	Information about Geographical Areas
2.3	Staff Costs
2.4	Corporate and Deferred Tax
2.5	Result per Share

Section 3—Operating Assets and Liabilities

3.1	Intangible Assets
3.2	Property, Plant and Equipment
3.3	Leases
3.4	Other Investments
3.5	Receivables
3.6	Provisions
3.7	Other Payables

Section 4—Capital Structure, Financial Risk and Related Items

4.3	Financial Assets and Liabilities
4.4	Marketable Securities
4.5	Financial Income and Expenses

Section 5—Other Disclosures

5.3	Contingent Assets, Contingent Liabilities and Subsequent Events

Materiality

The group’s annual report is based on the concept of materiality and the group focuses on information that is considered material and relevant to the users of the consolidated financial statements. The consolidated financial statements consist of a large number of transactions. These transactions are aggregated into classes according to their nature or function and presented in classes of similar items in the consolidated financial statements as required by IFRS and Danish disclosure requirements for listed companies. If items are individually immaterial, they are aggregated with other items of similar nature in the financial statements or in the notes.

The disclosure requirements are substantial in IFRS. The group provides these specific required disclosures unless the information is considered immaterial to the economic decision-making of the readers of the financial statements or not applicable.

Consolidated Financial Statements

The consolidated financial statements include Genmab A/S (the parent company) and subsidiaries over which the parent company has control. The parent controls a subsidiary when the parent is exposed to, or has rights to, variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power to direct the activities of the subsidiary. A company overview is included in note 5.3.

The group’s consolidated financial statements have been prepared on the basis of the financial statements of the parent company and subsidiaries—prepared under the group’s accounting policies— by combining similar accounting items on a line-by-line basis. On consolidation, intercompany income and expenses, intercompany receivables and payables, and unrealized gains and losses on transactions between the consolidated companies are eliminated.

The recorded value of the equity interests in the consolidated subsidiaries is eliminated with the proportionate share of the subsidiaries’ equity. Subsidiaries are consolidated from the date when control is transferred to the group.

The income statements for subsidiaries with a different functional currency than the group presentation currency are translated into the group’s presentation currency at the year’s weighted average exchange rate, and the balance sheets are translated at the exchange rate in effect at the balance sheet date.

Exchange rate differences arising from the translation of foreign subsidiaries shareholders’ equity at the beginning of the year and exchange rate differences arising as a result of foreign subsidiaries’ income statements being translated at average exchange rates are recorded in translation reserves in shareholders’ equity.

Functional and Presentation Currency

The financial statements have been prepared in Danish Kroner (DKK), which is the functional and presentation currency of the parent company.

Foreign Currency

Transactions in foreign currencies are translated at the exchange rates in effect at the date of the transaction.

Exchange rate gains and losses arising between the transaction date and the settlement date are recognized in the income statement as financial items.

Unsettled monetary assets and liabilities in foreign currencies are translated at the exchange rates in effect at the balance sheet date. Exchange rate gains and losses arising between the transaction date and the balance sheet date are recognized in the income statement as financial items.

Classification of Operating Expenses in the Income Statement

Research and Development Expense

Research and development expenses primarily include salaries, benefits and other employee related costs of our research and development staff, license costs, manufacturing costs, pre-clinical costs, clinical trials, contractors and outside service fees, amortization of licenses and rights, and depreciation and impairment of intangible assets and property, plant and equipment, to the extent that such costs are related to the group’s research and development activities. Please see note 3.1 for a more detailed description on the treatment of Genmab’s research and development expenses.

General and Administrative Expense

General and administrative expenses relate to the management and administration of the group. This includes salaries, benefits and other headcount costs related to management and support functions including human resources, information technology and the finance departments. In addition, depreciation and impairment of intangible assets and property, plant and equipment, to the extent such expenses are related to administrative functions are also included. General and administrative expenses are recognized in the income statement in the period to which they relate.

Statement of Cash Flow

The cash flow statement is presented using the indirect method with basis in the net result before tax.

Cash flow from operating activities is stated as the net result adjusted for net financial items, non-cash operating items such as depreciation, amortization, impairment losses, share-based compensation expenses, provisions, and for changes in working capital, interest paid and received, and corporate taxes paid. Working capital mainly comprises changes in receivables, provisions paid and other payables excluding the items included in cash and cash equivalents. Changes in non-current assets and liabilities are included in working capital, if related to the main revenue-producing activities of Genmab.

Cash flow from investing activities is comprised of cash flow from the purchase and sale of intangible assets and property, plant and equipment and financial assets as well as purchase and sale of marketable securities.

Cash flow from financing activities is comprised of cash flow from the issuance of shares, if any, and payment of long-term loans including installments on lease liabilities. Finance lease transactions are considered non-cash transactions.

Cash and cash equivalents comprise cash, bank deposits, and marketable securities with a maturity of three months or less on the date of acquisition. The cash flow statement cannot be derived solely from the financial statements.

Derivative Financial Instruments and Hedging Activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. Genmab designates certain derivatives as either:

1.	Fair value hedge (hedges of the fair value of recognized assets or liabilities or a firm commitment); or
2.	Cash flow hedge (hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction).

At the inception of a transaction, Genmab documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. Genmab also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Movements on the hedging reserve in other comprehensive income are shown as part of the statement of shareholders’ equity. The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months and as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

Cash Flow Hedge

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion and changes in time value of the derivative instrument is recognized immediately in the income statement within financial income or expenses.

When forward contracts are used to hedge forecast transactions, Genmab generally designates the full change in fair value of the forward contract (including forward points) as the hedging instrument. In such cases, the gains or losses relating to the effective portion of the change in fair value of the entire forward contract are recognized in the cash flow hedge reserve within equity.

Fair Value Hedge

Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the income statement, together with any changes in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Treasury Shares

The total amount paid to acquire treasury shares including directly attributable costs and the proceeds from the sale of treasury shares are recognized in retained earnings.

Collaboration Agreements

The group has entered into various collaboration agreements, primarily in connection with the group’s research and development projects and the clinical testing of product candidates. The collaboration agreements are structured such that each party contributes its respective skills in the various phases of the development project and contain contractual terms regarding sharing of control over the relevant activities under the agreement. No joint control exists for the group’s collaborations with Janssen and Novartis as they retain final decision making authority over the relevant activities.

The group’s collaboration agreements with BioNTech may become subject to joint control if product candidates under the agreements are selected for joint clinical development as this would require unanimous consent of both parties on decisions related to the relevant activities. Under these agreements, joint clinical development may be selected on a product by product basis and would result in development cost and product ownership being shared equally going forward. These agreements also include provisions which will allow the parties to opt out of joint development at key points along the development timeline. An opt out by one of the parties would result in loss of joint control by the opt out party and the other party is entitled to continue developing the product on predetermined licensing terms.

During 2017 Seattle Genetics exercised its option to co-develop and co-commercialize tisotumab vedotin. All costs and profits for tisotumab vedotin will be shared on a 50:50 basis and joint control exists over the relevant activities. Accordingly, only the tisotumab vedotin collaboration with Seattle Genetics is considered a joint operation under IFRS 11, ‘‘Joint Arrangements.’’ Revenues, expenses, receivables, and payables in connection with our collaboration agreements are included in the related financial statement lines and footnotes.

During December 2019, Genmab entered into a research collaboration and license agreement with CureVac AG. The strategic partnership will focus on the research and development of differentiated mRNA-based antibody products by combining CureVac’s mRNA technology and know-how with Genmab’s proprietary antibody technologies and expertise.

Under the terms of the agreement Genmab will provide CureVac with a $10 million upfront payment. The companies will collaborate on research to identify an initial product candidate and CureVac will contribute a portion of the overall costs for the development of this product candidate, up to the time of an Investigational New Drug Application. Genmab would thereafter be fully responsible for the development and commercialization of the potential product, in exchange for $280 million in development, regulatory and commercial milestones and tiered royalties in the range from mid-single digits up to low-double digits to CureVac. The agreement also includes three additional options for Genmab to obtain commercial licenses to CureVac’s mRNA technology at pre-defined terms, exercisable within a five-year period. If Genmab exercises any of these options, it would fund all research and would develop and commercialize any resulting product candidates with CureVac eligible to receive between $275 million and $368 million in development, regulatory and commercial milestone payments for each product, dependent on the specific product concept. In addition, CureVac is eligible to receive tiered royalties in the range from mid-single digits up to low double digits per product. CureVac would retain an option to participate in development and/or commercialization of one of the potential additional programs under pre-defined terms and conditions. Further, Genmab made a €20 million equity investment in CureVac. Refer to note 3.4 for additional information regarding Genmab’s equity investment in CureVac.

1.2—New Accounting Policies and Disclosures

New Accounting Policies and Disclosures

Genmab has, with effect from January 1, 2019, implemented the amendments to IFRS 9, IAS 19, IAS 28, IFRIC 23 and annual improvements to IFRSs 2015‑2017. The implementation of these standards has not had a material impact on the entity in the current reporting period.

Genmab has, with effect from January 1, 2019, implemented IFRS 16. The impact of the adoption of the standard is described below.

Effective January 1, 2019, we adopted IFRS 16 using the modified retrospective transition method. Under this method, all leases are recognized in the balance sheet as a right-of-use (“ROU”) asset with a corresponding lease liability, except for short term assets in which the lease term is 12 months or less, or low value assets. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. The ROU asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis over the lease term. In the income statement, lease costs are replaced by depreciation of the ROU asset recognized over the lease term in operating expenses, and interest expenses related to the lease liability are classified in financial items. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Genmab determines if an arrangement is a lease at inception. Genmab leases various properties and IT equipment. Rental contracts are typically made for fixed periods. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of fixed payments, less any lease incentives. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

ROU assets are measured at cost and include the amount of the initial measurement of lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement. Short-term leases are leases with a lease term of 12 months or less and low-value assets comprise IT equipment and small items of office furniture.

On adoption of IFRS 16, the group recognized lease liabilities in relation to leases that had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 3.7%.

The impact of the adoption of IFRS 16 on the financial statements as of January 1, 2019 is shown in the table and further described below:

January 1,
(DKK million)	2019
Operating lease commitments disclosed as at December 31, 2018	184
Discounted using the incremental borrowing rate of 3.7%	(42)
(Less): short-term leases recognized on a straight-line basis as expense	(3)
Add/(less): adjustments as a result of a different treatment of extension and termination options	66
Lease liability recognized at January 1, 2019	205

The ROU assets established at January 1, 2019 on the balance sheet was DKK 205 million. Net result decreased by DKK 4 million as a result of adopting IFRS 16 in 2019. Cash flows from operating activities increased by DKK 35 million and cash flows from financing activities decreased by DKK 31 million as a result of adopting IFRS 16 in 2019.

For purposes of applying the modified retrospective approach in adoption of IFRS 16, Genmab has used the following practical expedients permitted by the standard:

•	applied the exemption not to recognize ROU assets and liabilities for leases with less than 12 months of lease term from January 1, 2019, and
•	excluded initial direct costs for the measurement of the ROU assets at the date of initial application

There are no ROU assets that meet the definition of investment property.

New Accounting Policies and Disclosures Effective in 2020 or Later

The IASB has issued, a number of new standards and updated some existing standards, the majority of which are effective for accounting periods beginning on January 1, 2020 or later. Therefore, they are not incorporated in the consolidated financial statements. There are no standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

1.3—Management’s Judgments and Estimates under IFRS

In preparing financial statements under IFRS, certain provisions in the standards require management’s judgments, including various accounting estimates and assumptions. These affect the application of accounting policies, as well as reported amounts within the financial statements and disclosures.

Determining the carrying amount of some assets and liabilities requires judgments, estimates and assumptions concerning future events that are based on historical experience and other factors, which by their very nature are associated with uncertainty and unpredictability.

Accounting estimates are based on historical experience and various other factors relative to the circumstances in which they are applied. Estimates are generally made based on information available at the time. An example would include management’s estimation of deferred income tax assets.

Accounting judgments are made in the process of applying Genmab’s accounting policies. These judgements are typically made based on the guidance and information available at the time of application. Examples would include management’s judgements utilized in determining revenue recognition.

These estimates and judgments may prove incomplete or incorrect, and unexpected events or circumstances may arise. The Genmab group is also subject to risks and uncertainties which may lead actual results to differ from these estimates, both positively and negatively. Specific risks for the Genmab group are discussed in the relevant section of the management’s review and in the notes to the financial statements.

The areas involving a high degree of judgment and estimation that are significant to the financial statements are summarized below. Refer to the identified notes for further information on the key accounting estimates and judgements utilized in the preparation of the consolidated financial statements.

•	Recognition of revenue – Note 2.1
•	Valuation assumptions in Black-Scholes pricing model – Note 2.3
•	Estimation of current and deferred income taxes – Note 2.4
•	Estimated useful life of intangible assets – Note 3.1
•	Capitalization of research and development costs – Note 3.1